UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: April 30, 2015

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	April 30, 2015

WESTERN ASSET

SMASh SERIES C FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize total return consisting of capital appreciation and income, consistent with prudent investment management.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset SMASh Series C Fund for the six-month reporting period ended April 30, 2015.

I am pleased to introduce myself as the new President and Chief Executive Officer of the Fund, succeeding Kenneth D. Fuller. I am honored to have been appointed to my new role. During my 27 year career with Legg Mason, I have seen the investment management industry evolve and expand. Throughout these changes, maintaining an unwavering focus on our shareholders and their needs has remained paramount.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

June 1, 2015

II	Western Asset SMASh Series C Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of April 30, 2015 and October 31, 2014 and does not include derivatives, such as futures contracts and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset SMASh Series C Fund 2015 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on November 1, 2014 and held for the six months ended April 30, 2015.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]					Based on hypothetical total return[1]
Actual Total Return[2,3]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[3,4]	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[3,4]
4.52%	$1,000.00	$1,045.20	0.00%	$0.00	5.00%	$1,000.00	$1,024.80	0.00%	$0.00

[1]	For the six months ended April 30, 2015.

[2]

Total return is not annualized, as it may not be representative of the total return for the year. Past performance is no guarantee of future results. Performance figures do not reflect any fees stated below in Note 3. If such fees were included, the return shown would have been lower.

[3]

All figures do not reflect the effect of fees and expenses associated with a separately managed account, nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadvisers. All operating expenses of the Fund were reimbursed by the manager, pursuant to an expense reimbursement arrangement between the Fund and the manager.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to the Fund’s respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

2	Western Asset SMASh Series C Fund 2015 Semi-Annual Report

Spread duration (unaudited)

Economic exposure — April 30, 2015

Spread duration measures the sensitivity to changes in spreads. The spread over is the annual risk premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities
Benchmark	— Barclays U.S. Credit Index
EMIG	— Emerging Market Investment Grade
IG Credit	— Investment Grade Credit
WA SMASh C	— Western Asset SMASh Series C Fund

Western Asset SMASh Series C Fund 2015 Semi-Annual Report	3

Effective duration (unaudited)

Interest rate exposure — April 30, 2015

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities
Benchmark	— Barclays U.S. Credit Index
EMIG	— Emerging Markets Investment Grade
IG Credit	— Investment Grade Credit
WA SMASh C	— Western Asset SMASh Series C Fund

4	Western Asset SMASh Series C Fund 2015 Semi-Annual Report

Schedule of investments (unaudited)

April 30, 2015

Western Asset SMASh Series C Fund

Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 67.1%
Consumer Discretionary — 5.9%
Auto Components — 0.1%
Johnson Controls Inc., Senior Notes	4.625%	7/2/44	$160,000	$165,406
Automobiles — 2.7%
Daimler Finance NA LLC, Senior Notes	1.875%	1/11/18	2,000,000	2,024,984	(a)
Ford Motor Co., Senior Notes	4.750%	1/15/43	1,110,000	1,164,337
Ford Motor Credit Co., LLC, Senior Notes	8.125%	1/15/20	950,000	1,183,937
Ford Motor Credit Co., LLC, Senior Notes	5.875%	8/2/21	640,000	748,849
General Motors Co., Senior Notes	6.250%	10/2/43	1,000,000	1,197,843
General Motors Co., Senior Notes	5.200%	4/1/45	1,000,000	1,062,173
Hyundai Capital America, Senior Notes	2.125%	10/2/17	30,000	30,269	(a)
Total Automobiles				7,412,392
Household Durables — 0.0%
NVR Inc., Senior Notes	3.950%	9/15/22	50,000	51,946
Internet & Catalog Retail — 1.2%
Amazon.com Inc., Senior Notes	4.950%	12/5/44	3,210,000	3,423,529
Media — 1.9%
NBCUniversal Media LLC, Senior Notes	4.375%	4/1/21	942,000	1,048,371
Time Warner Cable Inc., Debentures	7.300%	7/1/38	600,000	666,573
Time Warner Inc., Senior Debentures	7.700%	5/1/32	1,550,000	2,165,418
Time Warner Inc., Senior Notes	6.250%	3/29/41	410,000	510,623
Viacom Inc., Senior Notes	4.250%	9/1/23	710,000	741,526
Total Media				5,132,511
Total Consumer Discretionary				16,185,784
Consumer Staples — 5.3%
Beverages — 2.0%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.375%	1/15/20	100,000	114,672
Anheuser-Busch InBev Worldwide Inc., Senior Notes	2.500%	7/15/22	510,000	503,333
Diageo Capital PLC, Senior Bonds	4.828%	7/15/20	190,000	215,357
Diageo Investment Corp., Senior Notes	2.875%	5/11/22	740,000	748,137
PepsiCo Inc., Senior Notes	4.000%	3/5/42	1,010,000	1,032,487
Pernod-Ricard SA, Senior Bonds	5.750%	4/7/21	700,000	808,333	(a)
Pernod-Ricard SA, Senior Notes	4.450%	1/15/22	640,000	692,616	(a)
Pernod-Ricard SA, Senior Notes	5.500%	1/15/42	1,100,000	1,295,489	(a)
Total Beverages				5,410,424
Food & Staples Retailing — 0.2%
Kroger Co., Senior Notes	3.850%	8/1/23	500,000	530,871

See Notes to Financial Statements.

Western Asset SMASh Series C Fund 2015 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

April 30, 2015

Western Asset SMASh Series C Fund

Security	Rate	Maturity Date	Face Amount	Value
Food Products — 1.1%
Mondelez International Inc., Senior Notes	4.000%	2/1/24	$1,600,000	$1,716,523
Tyson Foods Inc., Senior Bonds	3.950%	8/15/24	300,000	313,424
WM Wrigley Jr. Co., Senior Notes	2.900%	10/21/19	600,000	619,530	(a)
WM Wrigley Jr. Co., Senior Notes	3.375%	10/21/20	430,000	449,928	(a)
Total Food Products				3,099,405
Tobacco — 2.0%
Altria Group Inc., Senior Notes	9.250%	8/6/19	950,000	1,212,531
Altria Group Inc., Senior Notes	4.750%	5/5/21	420,000	469,058
Altria Group Inc., Senior Notes	2.850%	8/9/22	390,000	388,700
Lorillard Tobacco Co., Senior Notes	8.125%	6/23/19	280,000	342,241
Lorillard Tobacco Co., Senior Notes	3.750%	5/20/23	1,070,000	1,088,795
Philip Morris International Inc., Senior Notes	2.900%	11/15/21	590,000	605,769
Philip Morris International Inc., Senior Notes	2.500%	8/22/22	370,000	366,554
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	100,000	104,707
Reynolds American Inc., Senior Notes	6.750%	6/15/17	240,000	265,324
Reynolds American Inc., Senior Notes	3.250%	11/1/22	440,000	435,930
Total Tobacco				5,279,609
Total Consumer Staples				14,320,309
Energy — 8.0%
Energy Equipment & Services — 1.1%
Baker Hughes Inc., Senior Notes	5.125%	9/15/40	80,000	90,318
Transocean Inc., Senior Notes	3.000%	10/15/17	3,030,000	2,931,525
Total Energy Equipment & Services				3,021,843
Oil, Gas & Consumable Fuels — 6.9%
Anadarko Finance Co., Senior Notes	7.500%	5/1/31	600,000	782,921
BP Capital Markets PLC, Senior Bonds	2.521%	1/15/20	300,000	307,065
BP Capital Markets PLC, Senior Notes	3.245%	5/6/22	830,000	858,909
ConocoPhillips, Notes	6.500%	2/1/39	340,000	450,521
Ecopetrol SA, Senior Notes	5.875%	5/28/45	4,050,000	3,903,187
Hess Corp., Notes	7.875%	10/1/29	150,000	196,620
Noble Energy Inc., Senior Notes	4.150%	12/15/21	100,000	106,368
Occidental Petroleum Corp., Senior Notes	2.700%	2/15/23	620,000	615,643
Pemex Project Funding Master Trust, Senior Bonds	6.625%	6/15/35	1,307,000	1,479,524
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	3,000,000	2,988,300
Petroleos Mexicanos, Senior Notes	3.500%	1/30/23	2,994,000	2,900,437
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	1,150,000	1,269,025
Plains All American Pipeline LP/PAA Finance Corp., Senior Notes	3.600%	11/1/24	450,000	451,741

See Notes to Financial Statements.

6	Western Asset SMASh Series C Fund 2015 Semi-Annual Report

Western Asset SMASh Series C Fund

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels — continued
Shell International Finance BV, Senior Notes	4.375%	3/25/20	$120,000	$133,786
Sinopec Group Overseas Development Ltd., Senior Notes	4.375%	4/10/24	2,010,000	2,171,739	(a)
Williams Cos. Inc., Notes	7.875%	9/1/21	95,000	109,652
Total Oil, Gas & Consumable Fuels				18,725,438
Total Energy				21,747,281
Financials — 22.4%
Banks — 15.0%
Bank of America Corp., Senior Notes	4.000%	4/1/24	1,250,000	1,311,510
Bank of America Corp., Senior Notes	5.000%	1/21/44	1,230,000	1,363,376
Bank of America Corp., Senior Notes	4.875%	4/1/44	1,310,000	1,432,599
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	1,650,000	1,670,123
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	300,000	352,013
BPCE SA, Subordinated Notes	5.150%	7/21/24	2,500,000	2,630,733	(a)
Citigroup Inc., Senior Bonds	1.300%	11/15/16	1,100,000	1,100,945
Citigroup Inc., Senior Notes	8.500%	5/22/19	80,000	99,070
Citigroup Inc., Senior Notes	4.500%	1/14/22	800,000	875,078
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	1,630,000	1,828,082
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA of Netherlands, Junior Subordinated Notes	11.000%	6/30/19	345,000	444,188	(a)(b)(c)
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA of Netherlands, Subordinated Notes	3.950%	11/9/22	600,000	616,463
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA of Netherlands, Subordinated Notes	4.625%	12/1/23	2,520,000	2,714,620
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA of Netherlands, Subordinated Notes	5.750%	12/1/43	1,050,000	1,266,022
Credit Agricole SA, Subordinated Notes	8.375%	10/13/19	670,000	795,123	(a)(b)(c)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	9/17/24	1,640,000	1,697,810	(b)(c)
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	870,000	909,117
HSBC Holdings PLC, Subordinated Notes	5.250%	3/14/44	500,000	557,997
Intesa Sanpaolo SpA, Subordinated Bonds	5.017%	6/26/24	2,830,000	2,855,889	(a)
JPMorgan Chase & Co., Subordinated Notes	3.375%	5/1/23	400,000	399,697
JPMorgan Chase & Co., Subordinated Notes	3.875%	9/10/24	520,000	526,260
JPMorgan Chase & Co., Subordinated Notes	4.125%	12/15/26	850,000	867,224
Lloyds Bank PLC, Subordinated Notes	6.500%	9/14/20	700,000	822,009	(a)
Lloyds Banking Group PLC, Subordinated Notes	4.500%	11/4/24	2,300,000	2,362,498
MUFG Americas Holdings Corp., Senior Notes	3.000%	2/10/25	1,880,000	1,833,829
Royal Bank of Scotland Group PLC, Subordinated Notes	6.125%	12/15/22	640,000	711,114
Royal Bank of Scotland Group PLC, Subordinated Notes	6.100%	6/10/23	2,130,000	2,343,722
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	1,100,000	1,207,007	(a)

See Notes to Financial Statements.

Western Asset SMASh Series C Fund 2015 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

April 30, 2015

Western Asset SMASh Series C Fund

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
Wachovia Capital Trust III, Junior Subordinated Bonds	5.570%	6/15/15	$880,000	$881,100	(b)(c)
Wells Fargo & Co., Senior Notes	2.125%	4/22/19	467,000	472,195
Wells Fargo & Co., Senior Notes	4.600%	4/1/21	50,000	55,854
Wells Fargo & Co., Subordinated Notes	3.450%	2/13/23	1,280,000	1,305,729
Wells Fargo & Co., Subordinated Notes	4.100%	6/3/26	400,000	415,130
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	590,000	669,782
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	920,000	941,547
Wells Fargo Capital X, Capital Securities	5.950%	12/15/36	380,000	393,775
Total Banks				40,729,230
Capital Markets — 2.0%
Credit Suisse NY, Senior Notes	1.750%	1/29/18	2,000,000	2,005,374
Credit Suisse NY, Senior Notes	3.625%	9/9/24	550,000	563,772
Goldman Sachs Group Inc., Senior Notes	5.250%	7/27/21	160,000	181,299
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	340,000	356,203
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	1,210,000	1,524,720
KKR Group Finance Co. III LLC, Senior Bonds	5.125%	6/1/44	500,000	510,530	(a)
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	6/15/15	320,000	0	(c)(d)(e)(f)(g)
Lehman Brothers Holdings Inc., Subordinated Notes	6.500%	7/19/17	465,000	0	(d)(e)(f)(g)
Lehman Brothers Holdings Inc., Subordinated Notes	6.750%	12/28/17	180,000	0	(d)(e)(f)(g)
State Street Corp., Junior Subordinated Notes	4.956%	3/15/18	110,000	118,926
State Street Corp., Senior Notes	3.300%	12/16/24	100,000	102,480
Total Capital Markets				5,363,304
Consumer Finance — 0.4%
Synchrony Financial, Senior Notes	4.250%	8/15/24	1,000,000	1,036,362
Diversified Financial Services — 1.6%
Blackstone Holdings Finance Co., LLC, Senior Notes	5.000%	6/15/44	500,000	534,757	(a)
Carlyle Holdings II Finance LLC, Senior Secured Notes	5.625%	3/30/43	400,000	447,726	(a)
General Electric Capital Corp., Notes	5.300%	2/11/21	500,000	579,455
Voya Financial Inc., Senior Notes	5.700%	7/15/43	2,400,000	2,894,122
Total Diversified Financial Services				4,456,060
Insurance — 2.1%
AIA Group Ltd., Senior Notes	4.875%	3/11/44	1,900,000	2,114,673	(a)
American International Group Inc., Senior Notes	4.500%	7/16/44	600,000	623,615
MetLife Inc., Senior Notes	3.600%	4/10/24	700,000	731,514
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	900,000	988,615	(a)
Teachers Insurance & Annuity Association of America - College Retirement Equity Fund, Notes	6.850%	12/16/39	170,000	229,835	(a)

See Notes to Financial Statements.

8	Western Asset SMASh Series C Fund 2015 Semi-Annual Report

Western Asset SMASh Series C Fund

Security	Rate	Maturity Date	Face Amount	Value
Insurance — continued
TIAA Asset Management Finance LLC, Senior Notes	2.950%	11/1/19	$1,000,000	$1,022,514	(a)
Total Insurance				5,710,766
Real Estate Investment Trusts (REITs) — 0.9%
WEA Finance LLC/Westfield UK & Europe Finance PLC, Notes	4.750%	9/17/44	400,000	425,070	(a)
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	1,910,000	1,964,918	(a)
Total Real Estate Investment Trusts (REITs)				2,389,988
Thrifts & Mortgage Finance — 0.4%
Santander Holdings USA Inc., Senior Notes	3.450%	8/27/18	1,070,000	1,113,121
Total Financials				60,798,831
Health Care — 9.8%
Biotechnology — 1.8%
Amgen Inc., Senior Notes	3.625%	5/22/24	3,010,000	3,142,506
Celgene Corp., Senior Notes	4.625%	5/15/44	300,000	308,398
Gilead Sciences Inc., Senior Bonds	3.700%	4/1/24	1,000,000	1,052,953
Gilead Sciences Inc., Senior Notes	4.800%	4/1/44	400,000	440,592
Total Biotechnology				4,944,449
Health Care Equipment & Supplies — 1.8%
Becton, Dickinson & Co., Senior Notes	3.734%	12/15/24	2,000,000	2,069,280
Medtronic Inc., Senior Notes	3.125%	3/15/22	640,000	660,552
Medtronic Inc., Senior Notes	3.500%	3/15/25	2,000,000	2,070,770	(a)
Total Health Care Equipment & Supplies				4,800,602
Health Care Providers & Services — 1.5%
Anthem Inc., Senior Notes	3.125%	5/15/22	1,020,000	1,031,193
Anthem Inc., Senior Notes	4.650%	8/15/44	300,000	317,079
Express Scripts Holding Co., Senior Notes	4.750%	11/15/21	640,000	712,659
Humana Inc., Senior Notes	3.150%	12/1/22	170,000	171,156
Humana Inc., Senior Notes	4.950%	10/1/44	500,000	539,076
Medco Health Solutions Inc., Senior Notes	4.125%	9/15/20	832,000	898,220
UnitedHealth Group Inc., Senior Notes	1.625%	3/15/19	530,000	529,253
Total Health Care Providers & Services				4,198,636
Pharmaceuticals — 4.7%
Actavis Funding SCS, Senior Notes	3.450%	3/15/22	4,790,000	4,874,227
Actavis Funding SCS, Senior Notes	3.800%	3/15/25	4,930,000	4,993,109
GlaxoSmithKline Capital PLC, Senior Notes	2.850%	5/8/22	240,000	242,578
Merck & Co. Inc., Senior Notes	2.750%	2/10/25	1,390,000	1,378,678
Perrigo Co. PLC, Senior Notes	4.000%	11/15/23	500,000	517,085

See Notes to Financial Statements.

Western Asset SMASh Series C Fund 2015 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

April 30, 2015

Western Asset SMASh Series C Fund

Security	Rate	Maturity Date	Face Amount	Value
Pharmaceuticals — continued
Wyeth, Notes	5.950%	4/1/37	$285,000	$357,111
Zoetis Inc., Senior Notes	3.250%	2/1/23	270,000	268,513
Total Pharmaceuticals				12,631,301
Total Health Care				26,574,988
Industrials — 1.6%
Aerospace & Defense — 0.2%
Boeing Co., Senior Notes	2.500%	3/1/25	500,000	493,930
Airlines — 0.1%
Air Canada, Pass-Through Trust, Secured Notes	4.125%	5/15/25	380,922	402,825	(a)
Commercial Services & Supplies — 0.2%
Republic Services Inc., Senior Notes	4.750%	5/15/23	300,000	333,529
Waste Management Inc., Senior Notes	7.375%	5/15/29	170,000	239,710
Total Commercial Services & Supplies				573,239
Electrical Equipment — 0.5%
Eaton Corp., Senior Notes	2.750%	11/2/22	1,270,000	1,274,206
Road & Rail — 0.6%
Burlington Northern Santa Fe LLC, Senior Bonds	4.550%	9/1/44	400,000	422,168
Burlington Northern Santa Fe LLC, Senior Notes	3.400%	9/1/24	500,000	516,751
CSX Corp., Senior Notes	3.400%	8/1/24	500,000	518,415
Norfolk Southern Corp., Senior Notes	3.850%	1/15/24	250,000	265,539
Total Road & Rail				1,722,873
Total Industrials				4,467,073
Information Technology — 0.4%
Semiconductors & Semiconductor Equipment — 0.4%
KLA-Tencor Corp., Senior Notes	4.650%	11/1/24	1,000,000	1,036,462
Materials — 5.4%
Chemicals — 1.1%
Ecolab Inc., Senior Notes	1.550%	1/12/18	2,000,000	2,003,990
LyondellBasell Industries NV, Senior Notes	5.000%	4/15/19	800,000	880,046
Total Chemicals				2,884,036
Containers & Packaging — 0.3%
Rock-Tenn Co., Senior Notes	4.450%	3/1/19	740,000	793,170
Metals & Mining — 3.7%
Barrick Gold Corp., Senior Notes	4.100%	5/1/23	920,000	909,450
Barrick North America Finance LLC, Senior Notes	4.400%	5/30/21	660,000	680,992
BHP Billiton Finance USA Ltd., Senior Notes	3.250%	11/21/21	1,190,000	1,240,808
Freeport-McMoRan Inc., Senior Notes	4.000%	11/14/21	1,450,000	1,435,404
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	90,000	84,587

See Notes to Financial Statements.

10	Western Asset SMASh Series C Fund 2015 Semi-Annual Report

Western Asset SMASh Series C Fund

Security	Rate	Maturity Date	Face Amount	Value
Metals & Mining — continued
Glencore Funding LLC, Senior Notes	3.125%	4/29/19	$920,000	$939,136	(a)
Glencore Funding LLC, Senior Notes	2.875%	4/16/20	1,000,000	1,000,326	(a)
Rio Tinto Finance USA Ltd., Senior Notes	9.000%	5/1/19	440,000	553,802
Rio Tinto Finance USA Ltd., Senior Notes	4.125%	5/20/21	170,000	182,608
Southern Copper Corp., Senior Notes	5.250%	11/8/42	1,880,000	1,737,722
Vale Overseas Ltd., Notes	6.875%	11/21/36	913,000	926,239
Xstrata Canada Financial Corp., Senior Notes	4.950%	11/15/21	490,000	529,154	(a)
Total Metals & Mining				10,220,228
Paper & Forest Products — 0.3%
Celulosa Arauco y Constitucion SA, Senior Notes	4.750%	1/11/22	10,000	10,586
Celulosa Arauco y Constitucion SA, Senior Notes	4.500%	8/1/24	800,000	831,146
Total Paper & Forest Products				841,732
Total Materials				14,739,166
Telecommunication Services — 4.8%
Diversified Telecommunication Services — 4.3%
AT&T Inc., Senior Notes	3.400%	5/15/25	3,000,000	2,974,569
AT&T Inc., Senior Notes	5.350%	9/1/40	1,500,000	1,582,451
Telefonica Emisiones SAU, Senior Notes	5.134%	4/27/20	290,000	325,287
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	3,750,000	4,239,739
Verizon Communications Inc., Senior Notes	6.550%	9/15/43	1,920,000	2,410,998
Total Diversified Telecommunication Services				11,533,044
Wireless Telecommunication Services — 0.5%
America Movil SAB de CV, Senior Notes	3.125%	7/16/22	1,388,000	1,409,597
Total Telecommunication Services				12,942,641
Utilities — 3.5%
Electric Utilities — 3.5%
Duke Energy Corp., Senior Notes	3.550%	9/15/21	170,000	180,279
FirstEnergy Corp., Notes	7.375%	11/15/31	4,410,000	5,633,286
FirstEnergy Corp., Senior Notes	2.750%	3/15/18	360,000	367,958
FirstEnergy Corp., Senior Notes	4.250%	3/15/23	1,270,000	1,321,022
Pacific Gas & Electric Co., First Mortgage Bonds	6.050%	3/1/34	1,650,000	2,120,948
Total Utilities				9,623,493
Total Corporate Bonds & Notes (Cost — $178,305,880)				182,436,028
Asset-Backed Securities — 12.0%
ALM Loan Funding, 2015-12A A1	1.826%	4/16/27	3,000,000	3,000,000	(a)(b)
BlueMountain CLO Ltd., 2015-1A A1	1.772%	4/13/27	8,000,000	7,996,000	(a)(b)
Cent CLO 21 Ltd., 2014-21A A2A	2.256%	7/27/26	7,250,000	7,255,350	(a)(b)
Galaxy XV CLO Ltd., 2013-15A A	1.525%	4/15/25	6,600,000	6,554,942	(a)(b)

See Notes to Financial Statements.

Western Asset SMASh Series C Fund 2015 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

April 30, 2015

Western Asset SMASh Series C Fund

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Voya CLO Ltd., 2014-2A A1	1.725%	7/17/26	$7,750,000	$7,750,465	(a)(b)
Total Asset-Backed Securities (Cost — $32,502,910)				32,556,757
Sovereign Bonds — 14.3%
Colombia — 0.6%
Republic of Colombia, Senior Bonds	5.625%	2/26/44	1,540,000	1,705,550
Indonesia — 1.6%
Republic of Indonesia, Senior Notes	3.375%	4/15/23	2,300,000	2,262,625	(a)
Republic of Indonesia, Senior Notes	4.125%	1/15/25	2,000,000	2,047,500	(a)
Total Indonesia				4,310,125
Mexico — 2.1%
United Mexican States, Senior Notes	5.550%	1/21/45	5,000,000	5,725,000
Peru — 1.8%
Republic of Peru, Senior Bonds	5.625%	11/18/50	4,000,000	4,830,000
Poland — 3.6%
Republic of Poland, Senior Notes	4.000%	1/22/24	9,000,000	9,837,270
Russia — 1.5%
Russian Foreign Bond - Eurobond, Senior Bonds	7.500%	3/31/30	2,093,750	2,454,356	(a)
Russian Foreign Bond - Eurobond, Senior Bonds	7.500%	3/31/30	1,437,500	1,685,081	(h)
Total Russia				4,139,437
South Africa — 1.7%
Republic of South Africa, Senior Notes	5.875%	9/16/25	4,000,000	4,570,000
Turkey — 1.4%
Republic of Turkey, Notes	4.875%	4/16/43	1,000,000	968,750
Republic of Turkey, Senior Bonds	5.750%	3/22/24	2,480,000	2,745,459
Total Turkey				3,714,209
Total Sovereign Bonds (Cost — $37,602,625)				38,831,591
Total Investments before Short-Term Investments (Cost — $248,411,415)				253,824,376
Short-Term Investments — 5.1%
Repurchase Agreements — 5.1%
State Street Bank & Trust Co. repurchase agreement dated 4/30/15; Proceeds at maturity — $13,895,000; (Fully collateralized by U.S. Government Agency Obligations, 2.000% due 1/30/23; Market Value — $14,175,064) (Cost — $13,895,000)	0.000%	5/1/15	13,895,000	13,895,000
Total Investments — 98.5% (Cost — $262,306,415#)				267,719,376
Other Assets in Excess of Liabilities — 1.5%				4,005,308
Total Net Assets — 100.0%				$271,724,684

See Notes to Financial Statements.

12	Western Asset SMASh Series C Fund 2015 Semi-Annual Report

Western Asset SMASh Series C Fund

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	The coupon payment on these securities is currently in default as of April 30, 2015.

(e)	Value is less than $1.

(f)	Illiquid security.

(g)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(h)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Western Asset SMASh Series C Fund 2015 Semi-Annual Report	13

Statement of assets and liabilities (unaudited)

April 30, 2015

Assets:
Investments, at value (Cost — $262,306,415)	$267,719,376
Cash	718
Deposits with brokers for open futures contracts	2,569,964
Interest receivable	2,494,267
Deposits with brokers for centrally cleared swap contracts	1,671,000
Receivable for Fund shares sold	1,460,028
Receivable for securities sold	843,259
Receivable from broker — variation margin on centrally cleared swaps	68,026
Receivable from broker — variation margin on open futures contracts	50,867
Receivable from investment manager	11,136
Prepaid expenses	22,882
Total Assets	276,911,523

Liabilities:
Payable for securities purchased	5,104,232
Payable for Fund shares repurchased	45,348
Accrued expenses	37,259
Total Liabilities	5,186,839
Total Net Assets	$271,724,684

Net Assets:
Par value (Note 5)	$276
Paid-in capital in excess of par value	263,177,340
Undistributed net investment income	150,872
Accumulated net realized gain on investments, futures contracts and swap contracts	1,204,485
Net unrealized appreciation on investments, futures contracts and swap contracts	7,191,711
Total Net Assets	$271,724,684

Shares Outstanding	27,561,844

Net Asset Value	$9.86

See Notes to Financial Statements.

14	Western Asset SMASh Series C Fund 2015 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended April 30, 2015

Investment Income:
Interest	$4,120,121
Less: Foreign taxes withheld	(354)
Total Investment Income	4,119,767

Expenses:
Audit and tax fees	19,055
Registration fees	13,789
Shareholder reports	8,737
Fund accounting fees	8,608
Legal fees	5,299
Transfer agent fees	1,747
Custody fees	1,604
Trustees’ fees	1,557
Insurance	1,296
Miscellaneous expenses	1,216
Total Expenses	62,908
Less: Fee waivers and/or expense reimbursements (Note 2)	(62,908)
Net Expenses	—
Net Investment Income	4,119,767

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Swap Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	467,683
Futures contracts	2,257,009
Swap contracts	(241,660)
Net Realized Gain	2,483,032
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	2,770,973
Futures contracts	(318,378)
Swap contracts	1,296,131
Change in Net Unrealized Appreciation (Depreciation)	3,748,726
Net Gain on Investments, Futures Contracts and Swap Contracts	6,231,758
Increase in Net Assets from Operations	$10,351,525

See Notes to Financial Statements.

Western Asset SMASh Series C Fund 2015 Semi-Annual Report	15

Statements of changes in net assets

For the Six Months Ended April 30, 2015 (unaudited) and the Year Ended October 31, 2014	2015	2014

Operations:
Net investment income	$4,119,767	$4,932,339
Net realized gain (loss)	2,483,032	(150,624)
Change in net unrealized appreciation (depreciation)	3,748,726	3,548,385
Increase in Net Assets from Operations	10,351,525	8,330,100

Distributions to Shareholders From (Note 1):
Net investment income	(4,283,294)	(5,307,393)
Net realized gains	(1,648,649)	(213,454)
Decrease in Net Assets from Distributions to Shareholders	(5,931,943)	(5,520,847)

Fund Share Transactions (Note 5):
Net proceeds from sale of shares	119,791,341	107,733,997
Reinvestment of distributions	—	360
Cost of shares repurchased	(24,020,526)	(80,238,391)
Increase in Net Assets from Fund Share Transactions	95,770,815	27,495,966
Increase in Net Assets	100,190,397	30,305,219

Net Assets:
Beginning of period	171,534,287	141,229,068
End of period*	$271,724,684	$171,534,287
*Includesundistributed net investment income of:	$150,872	$314,399

See Notes to Financial Statements.

16	Western Asset SMASh Series C Fund 2015 Semi-Annual Report

Financial highlights

For a share of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
	2015[1,2]	2014[1]	2013[1]	2012	2011	2010

Net asset value, beginning of period	$9.69	$9.48	$9.78	$9.31	$9.17	$8.96

Income (loss) from operations:
Net investment income	0.18	0.39	0.34	0.40	0.45	0.50
Net realized and unrealized gain (loss)	0.25	0.25	(0.28)	0.50	0.15	0.25
Total income from operations	0.43	0.64	0.06	0.90	0.60	0.75

Less distributions from:
Net investment income	(0.18)	(0.42)	(0.36)	(0.43)	(0.46)	(0.54)
Net realized gains	(0.08)	(0.01)	—	—	—	—
Total distributions	(0.26)	(0.43)	(0.36)	(0.43)	(0.46)	(0.54)

Net asset value, end of period	$9.86	$9.69	$9.48	$9.78	$9.31	$9.17
Total return[3]	4.52%	6.97%	0.65%	9.98%	6.81%	8.63%

Net assets, end of period (000s)	$271,725	$171,534	$141,229	$79,631	$50,360	$52,544

Ratios to average net assets:
Gross expenses[4]	0.06%[5]	0.12%	0.15%	0.19%	0.25%	0.31%
Net expenses[6,7,8]	0.00 [5]	0.00	0.00	0.00	0.00	0.00
Net investment income	3.65 [5]	4.08	3.62	4.32	4.92	5.59

Portfolio turnover rate	13%	101%	57%	82%	73%	53%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2015 (unaudited).

[3]

Performance figures do not reflect the effect of fees and expenses associated with a separately managed account, nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadvisers. All operating expenses of the Fund were reimbursed by the manager, pursuant to an expense reimbursement arrangement between the Fund and the manager. If such fees were included, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Gross expenses do not include management fees paid to the manager and subadvisers. Management fees are paid directly or indirectly by the separately managed account sponsor.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

The Fund’s manager has entered into an expense reimbursement arrangement with the Fund, pursuant to which the Fund’s manager has agreed to reimburse 100% of the Fund’s ordinary operating expenses. The expense reimbursement arrangement does not cover interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses. This arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

Western Asset SMASh Series C Fund 2015 Semi-Annual Report	17

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset SMASh Series C Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program or sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA in lieu of a management fee being charged by LMPFA to the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly

18	Western Asset SMASh Series C Fund 2015 Semi-Annual Report

affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset SMASh Series C Fund 2015 Semi-Annual Report	19

Notes to financial statements (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Long-term investments†:
Corporate bonds & notes:
Financials	—	$60,798,831	$0	*	$60,798,831
Industrials	—	4,064,248	402,825		4,467,073
Other corporate bonds & notes	—	117,170,124	—		117,170,124
Asset-backed securities	—	32,556,757	—		32,556,757
Sovereign bonds	—	38,831,591	—		38,831,591
Total long-term investments	—	$253,421,551	$402,825		$253,824,376
Short-term investments†	—	13,895,000	—		13,895,000
Total investments	—	$267,316,551	$402,825		$267,719,376
Other financial instruments:
Futures contracts	$1,379,386	—	—		$1,379,386
Centrally cleared interest rate swaps	—	$1,296,131	—		1,296,131
Total other financial instruments	$1,379,386	$1,296,131	—		$2,675,517
Total	$1,379,386	$268,612,682	$402,825		$270,394,893

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Other financial instruments:
Futures contracts	$896,767	—	—		$896,767

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

20	Western Asset SMASh Series C Fund 2015 Semi-Annual Report

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

Western Asset SMASh Series C Fund 2015 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

(e) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(f) Inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(g) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market (“OTC Swaps”) or may be executed on a registered exchange (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of

22	Western Asset SMASh Series C Fund 2015 Semi-Annual Report

Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

As of April 30, 2015, the Fund did not hold any credit default swaps to sell protection.

For average notional amounts of swaps held during the six months ended April 30, 2015, see Note 4.

Interest rate swaps

The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(h) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s investment manager attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions.

Western Asset SMASh Series C Fund 2015 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

Absent an event of default by the counterparty or a termination of the agreement, the terms of the master agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

As of April 30, 2015, the Fund did not have any open derivative transactions with credit related contingent features in a net liability position.

(i) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(j) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a monthly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(k) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

24	Western Asset SMASh Series C Fund 2015 Semi-Annual Report

(l) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of April 30, 2015, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(m) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

LMPFA is the Fund’s investment manager. Western Asset Management Company (“Western Asset”) and Western Asset Management Company Limited (“Western Asset Limited”) are the Fund’s subadvisers. LMPFA, Western Asset and Western Asset Limited are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

The investment manager and subadvisers do not charge investment management fees to the Fund. However, the Fund is an integral part of the separately managed account program, and the Fund’s investment manager and subadvisers will be compensated directly or indirectly by separately managed account program sponsors. LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadvisers the day-to-day portfolio management of the Fund.

LMPFA has entered into an expense reimbursement arrangement with the Fund, pursuant to which LMPFA has agreed to reimburse 100% of the Fund’s ordinary operating expenses. The expense reimbursement arrangement does not cover interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses. This expense reimbursement arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

During the six months ended April 30, 2015, fees waived and/or expenses reimbursed amounted to $62,908.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

Western Asset SMASh Series C Fund 2015 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

3. Investments

During the six months ended April 30, 2015, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$111,098,827	$7,445,573
Sales	16,381,987	9,573,011

At April 30, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$7,873,418
Gross unrealized depreciation	(2,460,457)
Net unrealized appreciation	$5,412,961

At April 30, 2015, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	100	12/15	$24,800,325	$24,847,500	$47,175
90-Day Eurodollar	2,170	12/16	534,703,303	535,040,625	337,322
U.S. Treasury 5-Year Notes	205	6/15	24,446,916	24,627,227	180,311
					564,808
Contracts to Sell:
U.S. Treasury 10-Year Notes	866	6/15	110,275,983	111,172,750	(896,767)
U.S. Treasury Long-Term Bonds	597	6/15	96,049,958	95,277,469	772,489
U.S. Treasury Ultra Long-Term Bonds	11	6/15	1,851,589	1,809,500	42,089
					(82,189)
Net unrealized appreciation on open futures contracts					$482,619

At April 30, 2015, the Fund had the following open swap contract:

CENTRALLY CLEARED INTEREST RATE SWAPS
Swap Counterparty	Notional Amount	Termination Date	Payments Made By The Fund†	Payments Received By The Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation
Goldman Sachs	$59,000,000	1/30/25	1.867% semi-annually	3-Month LIBOR	—	$1,296,131

†	Percentage shown is an annual percentage rate.

26	Western Asset SMASh Series C Fund 2015 Semi-Annual Report

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at April 30, 2015.

ASSET DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$1,379,386
Centrally cleared swap contracts[3]	1,296,131
Total	$2,675,517

LIABILITY DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$896,767

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the footnotes. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[3]

Includes cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the footnotes. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended April 30, 2015. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$2,257,009
Swap contracts	(241,660)
Total	$2,015,349

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$(318,378)
Swap contracts	1,296,131
Total	$977,753

Western Asset SMASh Series C Fund 2015 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

During the six months ended April 30, 2015, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$308,570,059
Futures contracts (to sell)	178,022,809

Average Notional Balance
Interest rate swap contract	$33,714,286

The following table presents by financial instrument, the Fund’s derivative assets net of the related collateral received by the Fund at April 30, 2015:

	Gross Amount of Derivative Assets in the Statement of Assets and Liabilities[1]	Collateral Received	Net Amount
Futures contracts[2]	$50,867	—	$50,867
Centrally cleared swap contracts[2]	68,026	—	68,026
Total	$118,093	—	$118,093

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Amount represents the current day’s variation margin as reported in the Statement of Assets and Liabilities. It differs from the cumulative appreciation (depreciation) presented in the previous table.

5. Shares of beneficial interest

At April 30, 2015, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Each share represents an identical interest and has the same rights.

Transactions in shares of the Fund were as follows:

	Six Months Ended April 30, 2015	Year Ended October 31, 2014
Shares sold	12,339,861	11,142,814
Shares issued on reinvestment	—	37
Shares repurchased	(2,473,847)	(8,341,058)
Net increase	9,866,014	2,801,793

28	Western Asset SMASh Series C Fund 2015 Semi-Annual Report

Board approval of management and subadvisory agreements (unaudited)

At an in-person meeting of the Board of Trustees of Legg Mason Partners Institutional Trust (the “Trust”) held on November 10-11, 2014, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to the Western Asset SMASh Series C Fund, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company (the “Subadviser”), an affiliate of the Manager, with respect to the Fund. At that meeting, the Board, including the Independent Trustees, also approved for an annual period the continuation of a sub-advisory agreement (together with the Sub-Advisory Agreement, the “Sub-Advisory Agreements”) between the Subadviser and Western Asset Management Company Limited (together with the Subadviser, the “Subadvisers”), an affiliate of the Manager and the Subadviser, with respect to the Fund.

Background

The Board received information in advance of the meeting from the Manager to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreements and was given the opportunity to ask questions and request additional information from management. In addition, prior to the meeting the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided. The Board received and considered a variety of information about the Manager and the Subadvisers, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadvisers pursuant to the Sub-Advisory Agreements.

Board approval of management agreement and sub-advisory agreements

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreements. The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Sub-Advisory Agreements in private sessions with their independent legal counsel at which no representatives of the Manager or Subadvisers were present. The Independent Trustees considered the Management Agreement and each Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Subadvisers in providing services to the Fund.

Western Asset SMASh Series C Fund	29

Board approval of management and subadvisory agreements (unaudited) (cont’d)

In approving the Management Agreement and Sub-Advisory Agreements, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and each Sub-Advisory Agreement.

Nature, extent and quality of the services under the management agreement and sub-advisory agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadvisers under the Management Agreement and the Sub-Advisory Agreements, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadvisers took into account the Board’s knowledge gained as Trustees of funds in the Legg Mason fund complex, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Subadvisers, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadvisers, and of the undertakings required of the Manager and Subadvisers in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadvisers regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Manager’s and each Subadviser’s risk management processes.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and each Subadviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Legg Mason, Inc., the parent organization of the Manager and the Subadvisers.

The Board considered the division of responsibilities between the Manager and the Subadvisers and the oversight provided by the Manager. The Board also considered the Manager’s and the Subadvisers’ policies and practices regarding the selection of brokers and dealers and the execution of portfolio transactions. In addition, management also reported to the Board on, among other things, its business plans and organizational changes.

The Board received and considered performance information for the Fund. The Board also noted that it had received and discussed with management information throughout the year

30	Western Asset SMASh Series C Fund

at periodic intervals comparing the Fund’s performance against its benchmark. In that regard, the Board considered that the Manager had indicated that the Fund did not readily fit into any category of funds maintained by Lipper, Inc., an independent provider of investment company data, and that, as a result, information comparing the Fund’s performance to its benchmark would be a better measure for evaluating the Fund’s performance. The information comparing the Fund’s performance to that of its benchmark showed, among other data, that the Fund’s performance for the 1-, 3- and 5-year periods ended September 30, 2014 was above its benchmark.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and the Sub-Advisory Agreements were sufficient for renewal.

Management fees and expense ratios

The Board noted that the Fund does not pay a management fee. The Board also recognized that the Manager had agreed to pay all operating expenses of the Fund, except interest, brokerage, taxes, extraordinary expenses, and acquired fund fees and expenses. The Board considered that this arrangement is expected to continue through December 2016. In addition, the Board recognized that shareholders of the Fund are participants in separately managed account programs and pay fees to the program sponsors for the costs and expenses of the program, including fees for advice and portfolio execution. When a program participant, alone or with his or her program sponsor, elects to allocate assets to the investment strategy managed or advised by an affiliate of the Manager, that affiliate receives a fee from the program sponsor for managing or advising those assets, including assets that may be invested in the Fund. In certain cases, a participant will pay a fee for investment advice directly to an affiliate of the Manager in its capacity as adviser or subadviser to the participant’s account.

Taking all of the above into consideration, as well as the factors identified below, the Board determined that the fee and expense arrangements for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreements.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed previously by an outside consultant. The Board considered that the Fund does not pay a contractual management fee, and it recognized that the Manager had agreed to pay all operating expenses of the Fund, except interest, brokerage, taxes, extraordinary expenses, and acquired fund fees and expenses.

Western Asset SMASh Series C Fund	31

Board approval of management and subadvisory agreements (unaudited) (cont’d)

Economies of scale

The Board discussed whether the Manager realizes economies of scale as the Fund’s assets grow. Among other things, the Board considered that the Fund pays no management fees to the Manager. The Board also noted that the Manager has agreed to pay all operating expenses of the Fund, except interest, brokerage, taxes, extraordinary expenses, and acquired fund fees and expenses.

The Board determined that the management fee structure for the Fund was reasonable.

Other benefits to the manager and the subadvisers

The Board considered other benefits received by the Manager, the Subadvisers and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadvisers to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

*  *  *

In light of all of the foregoing, the Board determined that the continuation of each of the Management Agreement and Sub-Advisory Agreements would be in the best interests of the Fund’s shareholders and approved the continuation of such agreements for another year.

32	Western Asset SMASh Series C Fund

Western Asset

SMASh Series C Fund

Trustees

Elliott J. Berv

Jane F. Dasher

Mark T. Finn

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Chair

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Jane Trust*

President

*	Effective June 1, 2015, Ms. Trust became a Trustee, President and Chief Executive Officer.

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company

Western Asset Management Company Limited

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

BNY Mellon Investment Servicing

(US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

Western Asset SMASh Series C Fund

The Fund is a separate investment series of Legg Mason Partners Institutional Trust, a Maryland statutory trust.

Western Asset SMASh Series C Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset SMASh Series C Fund and is not intended for distribution to prospective investors.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2015 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

© 2015 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD04236 6/15 SR15-2495

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Institutional Trust

By:	/s/ Janet Trust
Janet Trust
Chief Executive Officer

Date:	June 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Janet Trust
Janet Trust
Chief Executive Officer
Date:	June 19, 2015
By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer
Date:	June 19, 2015